CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Shares Series D contingent forward contract liability	Convertible Preferred Shares	Series B convertible preferred shares	Series C convertible preferred shares	Series D convertible preferred shares	Series E convertible preferred shares Additional Paid in Capital	Series E convertible preferred shares Accumulated Deficit	Series E convertible preferred shares	Series D contingent forward contract liability	Series E contingent forward contract liability	Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2018														$ 259,960
Beginning balance (in shares) at Dec. 31, 2018														51,909,271
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series B convertible preferred shares				$ 47,531
Repurchase of Series B convertible preferred shares (in shares)				(3,571,429)
Extinguishment of Series C convertible preferred shares				$ (10,404)
Issuance of Series convertible preferred shares					$ 871,985
Issuance of Series convertible preferred shares (in shares)					141,746,324
Ending balance at Dec. 31, 2019		$ 1,074,010												$ 1,074,010
Ending balance (in shares) at Dec. 31, 2019		190,084,166												190,084,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses														$ (277,357)
Exercise of share options (in shares)														424,761
Balance at Dec. 31, 2019											$ 1	$ 16,432	$ (637,513)	$ (621,080)
Balance (in shares) at Dec. 31, 2019											8,051,722
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series convertible preferred shares					$ 400,000
Issuance of Series convertible preferred shares (in shares)					62,402,501
Settlement of Series D contingent forward contract liability	$ 39,563
Ending balance at Jun. 30, 2020		$ 1,513,573
Ending balance (in shares) at Jun. 30, 2020		252,486,667
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses													(246,868)	(246,868)
Exercise of share options												323		323
Exercise of share options (in shares)											348,752
Share-based compensation												1,981		1,981
Balance at Jun. 30, 2020											$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020											8,400,474
Beginning balance at Dec. 31, 2019		$ 1,074,010												$ 1,074,010
Beginning balance (in shares) at Dec. 31, 2019		190,084,166												190,084,166
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series B convertible preferred shares				$ 24,885
Repurchase of Series B convertible preferred shares (in shares)				(4,352,265)
Issuance of Series convertible preferred shares					$ 400,000			$ 898,932
Issuance of Series convertible preferred shares (in shares)					62,402,501			113,877,589
Extinguishment and reclassification of Series B convertible preferred shares			$ (4,000)
Settlement of Series D contingent forward contract liability									$ 39,563	$ 110,456
Ending balance at Dec. 31, 2020		$ 2,494,076												$ 2,494,076
Ending balance (in shares) at Dec. 31, 2020		362,011,991												362,011,991
Balance at Dec. 31, 2019											$ 1	16,432	(637,513)	$ (621,080)
Balance (in shares) at Dec. 31, 2019											8,051,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses														$ (719,380)
Exercise of share options (in shares)														2,837,729
Balance at Dec. 31, 2020											$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020											10,889,451
Beginning balance at Mar. 31, 2020		$ 1,292,190
Beginning balance (in shares) at Mar. 31, 2020		221,285,411
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series convertible preferred shares					$ 200,000
Issuance of Series convertible preferred shares (in shares)					31,201,256
Settlement of Series D contingent forward contract liability	$ 21,383
Ending balance at Jun. 30, 2020		$ 1,513,573
Ending balance (in shares) at Jun. 30, 2020		252,486,667
Balance at Mar. 31, 2020											$ 1	17,436	(767,096)	(749,659)
Balance (in shares) at Mar. 31, 2020											8,186,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses													(117,285)	(117,285)
Exercise of share options												290		290
Exercise of share options (in shares)											214,087
Share-based compensation												1,010		1,010
Balance at Jun. 30, 2020											$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020											8,400,474
Ending balance at Jun. 30, 2020		$ 1,513,573
Ending balance (in shares) at Jun. 30, 2020		252,486,667
Balance at Jun. 30, 2020											$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020											8,400,474
Ending balance at Dec. 31, 2020		$ 2,494,076												$ 2,494,076
Ending balance (in shares) at Dec. 31, 2020		362,011,991												362,011,991
Balance at Dec. 31, 2020											$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020											10,889,451
Beginning balance at Jun. 30, 2020		$ 1,513,573
Beginning balance (in shares) at Jun. 30, 2020		252,486,667
Balance at Jun. 30, 2020											$ 1	18,736	(884,381)	(865,644)
Balance (in shares) at Jun. 30, 2020											8,400,474
Beginning balance at Dec. 31, 2020		$ 2,494,076												$ 2,494,076
Beginning balance (in shares) at Dec. 31, 2020		362,011,991												362,011,991
Increase (Decrease) in Temporary Equity [Roll Forward]
Repurchase of Series B convertible preferred shares (in shares)			(1,333,333)
Issuance of Series D convertible preferred shares upon exercise of					$ 12,936
Issuance of Series D convertible preferred shares upon exercise of warrants (in shares)					585,022
Share-based compensation related to Series E convertible preferred shares								$ 123,614						$ 123,600
Issuance of Series convertible preferred shares		$ 3,206,159
Issuance of Series convertible preferred shares (in shares)								75,918,392
Ending balance at Jun. 30, 2021		$ 5,836,785												$ 5,836,785
Ending balance (in shares) at Jun. 30, 2021		437,182,072									13,917,981			437,182,072
Balance at Dec. 31, 2020											$ 1	38,115	(1,356,893)	$ (1,318,777)
Balance (in shares) at Dec. 31, 2020											10,889,451
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses													(1,009,678)	(1,009,678)
Change due to issuance of convertible preferred shares						$ (22,396)	$ (2,129,217)	$ (2,151,613)
Exercise of share options												5,266		$ 5,266
Exercise of share options (in shares)											3,028,530			3,028,530
Share-based compensation												5,630		$ 5,630
Balance at Jun. 30, 2021											$ 1	26,615	(4,495,788)	(4,469,172)
Balance (in shares) at Jun. 30, 2021											13,917,981
Beginning balance at Mar. 31, 2021		$ 4,454,811
Beginning balance (in shares) at Mar. 31, 2021		411,875,942
Increase (Decrease) in Temporary Equity [Roll Forward]
Share-based compensation related to Series E convertible preferred shares		$ 20,701												20,700
Issuance of Series convertible preferred shares								$ 1,361,273
Issuance of Series convertible preferred shares (in shares)								25,306,130
Ending balance at Jun. 30, 2021		$ 5,836,785												$ 5,836,785
Ending balance (in shares) at Jun. 30, 2021		437,182,072									13,917,981			437,182,072
Balance at Mar. 31, 2021											$ 1	6,198	(4,234,062)	$ (4,227,863)
Balance (in shares) at Mar. 31, 2021											13,498,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Operating losses, including net losses													(261,726)	(261,726)
Issuance of Series E convertible preferred shares						$ 15,719		$ 15,719
Exercise of share options												950		950
Exercise of share options (in shares)											419,785
Share-based compensation												3,748		3,748
Balance at Jun. 30, 2021											$ 1	$ 26,615	$ (4,495,788)	$ (4,469,172)
Balance (in shares) at Jun. 30, 2021											13,917,981